Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Share Capital

	Number of shares	Amount	Amount
		RMB’000	US$’000
Authorized:
As of January 1, 2018, December 31, 2018 and 2019 of US$0.0001 each	500,000,000	340

Issued at nominal value:
As of January 1, 2018, December 31, 2018 and 2019	206,500,000	136	20